Fair value - Summary of fair value measurement of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 23,942,415	S/ 22,755,841
Total financial assets	24,305,669	23,102,928
Financial liabilities	207,084	163,441
Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	207,084	102,288
Liabilities at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		61,153
Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	120,878	143,201
Accrued Interest [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	363,254	347,087
Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,965,991	1,776,567
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,299,397	20,377,805
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	556,149	458,268
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,498,713	13,433,551
Financial liabilities		61,153
Level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		61,153
Level 1 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	247,299	304,659
Level 1 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,732,571	12,722,114
Level 1 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	518,843	406,778
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,357,822	8,272,509
Financial liabilities	207,084	102,288
Level 2 [member] | Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	207,084	102,288
Level 2 [member] | Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	120,878	143,201
Level 2 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	666,443	459,767
Level 2 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,566,826	7,655,691
Level 2 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,675	13,850
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,085,880	1,049,781	S/ 919,866
Level 3 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,052,249	1,012,141
Level 3 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 33,631	S/ 37,640